Restatement of Previously Issued Condensed Consolidated Interim Financial Statements (Unaudited) (Details) - Schedule of previously condensed consolidated statement of operations and comprehensive loss
3 Months Ended
Mar. 31, 2020 USD ($) $ / shares
As Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Interest expense	$ (88,291)
Change in fair market value of derivative liabilities
Net Loss	(539,116)
Total comprehensive loss	$ (540,169)
Net loss per common share, basic and diluted (in Dollars per share) | $ / shares	$ (0.03)
Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Interest expense	$ (365,325)
Change in fair market value of derivative liabilities	(47,219)
Net Loss	(412,544)
Total comprehensive loss	$ (412,544)
Net loss per common share, basic and diluted (in Dollars per share) | $ / shares	$ (0.02)
As Restated [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Interest expense	$ (453,616)
Change in fair market value of derivative liabilities	(47,219)
Net Loss	(951,660)
Total comprehensive loss	$ (952,713)
Net loss per common share, basic and diluted (in Dollars per share) | $ / shares	$ (0.05)